Related Party Balances and Transactions (Details) - Schedule of related party transactions - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Aeneas Group Limited [Member]
Loan from related parties (Note a)
Loan from related parties	[1]	$ 1,000,000	$ 500,000
Repayment of loan and loan interest (Note a)
Repayment of loan and loan interest	[1]	1,448,526	1,979,782
Interest expenses (Note a)
Interest expenses	[1]	60,773	89,404
Jurchen Investment Corporation [Member]
Loan from related parties (Note a)
Loan from related parties	[1]	2,500,000
Repayment of loan and loan interest (Note a)
Repayment of loan and loan interest	[1]	3,085,097	2,549,996
Interest expenses (Note a)
Interest expenses	[1]	65,644	51,475
Rental expense (Note c)
Rental expense	[2]		96,300
CGY Investments Limited [Member]
Consultant, management and administrative fees (Note b)
Consultant, management and administrative fees	[3]	80,000	76,129
ACC Medical Limited [Member]
Consultant, management and administrative fees (Note b)
Consultant, management and administrative fees	[3]	79,402
Aeneas Management Limited [Member]
Consultant, management and administrative fees (Note b)
Consultant, management and administrative fees	[3]		231,795
Aenco Limited [Member]
Consultant, management and administrative fees (Note b)
Consultant, management and administrative fees	[3]		476,923
Aeneas Technology (Hong Kong) Limited [Member]
Consultant, management and administrative fees (Note b)
Consultant, management and administrative fees	[3]		$ 247,118

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.
[2]	Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HKD130,000 (approximately $16,667) per calendar month. In May 2020, Jurchen Investment Corporation and the Group mutually agreed to early terminate the rental agreement and returned the office on May 31, 2020.
[3]	CGY Investment Limited provided certain consultancy, advisory and management services to the Group on potential investment projects related to healthcare or R&D platforms. CGY Investment Limited is entitled to receive HK $104,000 (approximately $13,333) per calendar month. The agreement will be remained in effect until 1 month’s notice in writing is given by either party.